Business acquisition (Tables)	12 Months Ended
Dec. 31, 2021
2019 Travel Agencies [Member]
Business Acquisition [Line Items]
Summary of the fair values of the assets acquired and liabilities assumed

	Amount	Estimated useful lives
Net assets (including cash acquired of RMB18.9 million)	37,712
Including:
Customer Relationship	16,889	5.75-11.2 years
Technology	9,230	5.5 years
Goodwill	72,598
Deferred tax liability	(6,530)
Noncontrolling interests	(43,799)
Total consideration	59,981